Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000056926 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056926 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000056926 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056926 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000056926 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056926 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056926 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056926 | FR_BD5LYF900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056926 | FR_BP3R28903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056926 | FR_BP3R5T904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000056926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000056926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000056926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000056926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056926 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000056926 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056928 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056928 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000056928 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056928 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000056928 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056928 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056928 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056928 | FR_BD5LYF900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056928 | FR_BP3R28903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056928 | FR_BP3R5T904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000056928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000056928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000056928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000056928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056928 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000056928 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056929 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056929 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000056929 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056929 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000056929 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056929 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056929 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056929 | FR_BD5LYF900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056929 | FR_BP3R28903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056929 | FR_BP3R5T904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000056929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000056929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000056929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000056929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056929 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056929 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000056929 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056930 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056930 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000056930 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056930 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000056930 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000056930 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056930 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056930 | FR_BD5LYF900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056930 | FR_BP3R28903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056930 | FR_BP3R5T904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000056930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000056930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000056930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000056930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000056930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000056930 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254923 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000254923 | FR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254923 | FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000254923 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254923 | FR_46429B598
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254923 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254923 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254923 | FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254923 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254923 | FR_64110W102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254923 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000254923 | China
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000254923 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000254923 | India
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000254923 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000254923 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254923 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254923 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254923 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254923 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254924 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254924 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000254924 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254924 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254924 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254924 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254924 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254924 | FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254924 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254924 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000254924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000254924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000254924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000254924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000254924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254924 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229257 | FR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229257 | FR_ACI0YV6F0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229257 | FR_20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229257 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229257 | FR_775109DG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229257 | FR_17186HAH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_69073TAU7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_56085RAA8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229257 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229257 | BB
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000229257 | B
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000229257 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229257 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229257 | Non rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000229256 | FR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229256 | FR_ACI0YV6F0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229256 | FR_20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229256 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229256 | FR_775109DG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229256 | FR_17186HAH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_69073TAU7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_56085RAA8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229256 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229256 | BB
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000229256 | B
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000229256 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229256 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229256 | Non rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057070 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057070 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057070 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057070 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057070 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057070 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057070 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | FR_63166LCV1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | FR_650116AV8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000057070 | BBB
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000057070 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057070 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057070 | A
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000057070 | N/R
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000123602 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123602 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123602 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123602 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123602 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123602 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123602 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | FR_63166LCV1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | FR_650116AV8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000123602 | BBB
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000123602 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123602 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123602 | A
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000123602 | N/R
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000123603 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123603 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123603 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123603 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123603 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123603 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123603 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | FR_63166LCV1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | FR_650116AV8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000123603 | BBB
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000123603 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123603 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123603 | A
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000123603 | N/R
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000199217 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199217 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199217 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199217 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199217 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199217 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199217 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199217 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199217 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199217 | FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199217 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199217 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000199217 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000199217 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000199217 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000199217 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199217 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199217 | Sub IndustrySelf Storage Reits
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199217 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199217 | Sub IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199217 | Sub IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199218 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199218 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199218 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199218 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199218 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199218 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199218 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199218 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199218 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199218 | FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199218 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199218 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000199218 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000199218 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000199218 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000199218 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199218 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199218 | Sub IndustrySelf Storage Reits
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199218 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199218 | Sub IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199218 | Sub IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199213 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199213 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199213 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199213 | FR_06964KAB2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199213 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199213 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199213 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199213 | FR_14054CFJ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199213 | FR_91754TXC2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199213 | FR_74447TAF9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199213 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199213 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199213 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199213 | B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199213 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199213 | N/R
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000224176 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224176 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224176 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224176 | FR_06964KAB2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224176 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224176 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224176 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224176 | FR_14054CFJ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224176 | FR_91754TXC2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224176 | FR_74447TAF9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224176 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000224176 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000224176 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224176 | B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224176 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224176 | N/R
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000199214 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199214 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199214 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199214 | FR_06964KAB2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199214 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199214 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199214 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199214 | FR_14054CFJ3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199214 | FR_91754TXC2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199214 | FR_74447TAF9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199214 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199214 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199214 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199214 | B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199214 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199214 | N/R
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000056974 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056974 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056974 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056974 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000056974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000056974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056974 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056974 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056974 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056974 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056976 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056976 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056976 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056976 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000056976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000056976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056976 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056977 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056977 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056977 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056977 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000056977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000056977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056977 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056978 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056978 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056978 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056978 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000056978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000056978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056978 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000056979 | FR_68235P108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056979 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056979 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | FR_498894104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_00182C103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056979 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056979 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000056979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000056979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056979 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000056979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056979 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000056979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056979 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103444 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000103444 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103444 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103444 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103444 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103444 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103444 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103444 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103444 | FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103444 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000103444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000103444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103444 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103447 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000103447 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103447 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103447 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103447 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103447 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103447 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103447 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103447 | FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103447 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000103447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000103447 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103447 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103447 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103447 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103448 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000103448 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103448 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103448 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103448 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103448 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103448 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103448 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103448 | FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103448 | FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000103448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000103448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103448 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103448 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199221 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199221 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199221 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199221 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199221 | FR_818200JE8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199221 | FR_956622P32
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199221 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199221 | FR_130795DJ3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199221 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199221 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199221 | AA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199221 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000199221 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199221 | A
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000199221 | N/R
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210496 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210496 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210496 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210496 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210496 | FR_818200JE8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210496 | FR_956622P32
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210496 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210496 | FR_130795DJ3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210496 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210496 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210496 | AA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000210496 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000210496 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210496 | A
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000210496 | N/R
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199222 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199222 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199222 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199222 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199222 | FR_818200JE8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199222 | FR_956622P32
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199222 | FR_70917SNX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199222 | FR_130795DJ3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199222 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199222 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199222 | AA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199222 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000199222 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199222 | A
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000199222 | N/R
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199209 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199209 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199209 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199209 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199209 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199209 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199209 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199209 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199209 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199209 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000199209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000199209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199209 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199209 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000199209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199209 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199209 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199209 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199210 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199210 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199210 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199210 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199210 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199210 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199210 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199210 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199210 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000199210 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000199210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199210 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000199210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199210 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235898 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000235898 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000235898 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235898 | FR_Y54164119
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235898 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000235898 | FR_90403E202
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235898 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235898 | FR_Y5217N118
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235898 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235898 | FR_600172902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235898 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000235898 | China
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000235898 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000235898 | India
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000235898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000235898 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235898 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235898 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235898 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235898 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000235898 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235898 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057046 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057046 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057046 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057046 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057046 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057046 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057046 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000057046 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000057046 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000057046 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057046 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057046 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057046 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057046 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057046 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057048 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057048 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057048 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057048 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057048 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057048 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057048 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057048 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057048 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057048 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057048 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057048 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000057048 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000057048 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000057048 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057048 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057048 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057048 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057048 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057048 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057049 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057049 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057049 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057049 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057049 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057049 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057049 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057049 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057049 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000057049 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000057049 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000057049 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057049 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057049 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057049 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057049 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057049 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057050 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057050 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057050 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057050 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057050 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057050 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057050 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057050 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057050 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000057050 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000057050 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000057050 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057050 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057050 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057050 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057050 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057050 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057051 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057051 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057051 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057051 | FR_644662900
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057051 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057051 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057051 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057051 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057051 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000057051 | India
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000057051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000057051 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057051 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057051 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057051 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057051 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057051 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111352 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000111352 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111352 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111352 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111352 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111352 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111352 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111352 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000111352 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111352 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111352 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111352 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000111352 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111352 | India
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000111352 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111352 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111352 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111352 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111352 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111353 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000111353 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111353 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111353 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111353 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111353 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111353 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111353 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000111353 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111353 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111353 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111353 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000111353 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111353 | India
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111353 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000111353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111353 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111353 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111354 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000111354 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111354 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111354 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111354 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111354 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111354 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111354 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000111354 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111354 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111354 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111354 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000111354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000111354 | India
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000111354 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111354 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111354 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111354 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079068 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000079068 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079068 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079068 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079068 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079068 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079068 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000079068 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079068 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079068 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079068 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079068 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000079068 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000079068 | India
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000079068 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000079068 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079068 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000079068 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079068 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079068 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081085 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081085 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081085 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081085 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081085 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081085 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081085 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081085 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081085 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081085 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081085 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081085 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000081085 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000081085 | India
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000081085 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081085 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081085 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081085 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081085 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081085 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229255 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229255 | FR_46429B598
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000229255 | FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229255 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000229255 | FR_Y54164119
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229255 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229255 | FR_Y5217N118
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229255 | FR_46429B614
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229255 | FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229255 | FR_465562106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229255 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000229255 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000229255 | India
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000229255 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000229255 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229255 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229255 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229255 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000229255 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229255 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229254 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229254 | FR_46429B598
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000229254 | FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229254 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000229254 | FR_Y54164119
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229254 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229254 | FR_Y5217N118
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229254 | FR_46429B614
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229254 | FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229254 | FR_465562106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229254 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000229254 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000229254 | India
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000229254 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000229254 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229254 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229254 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229254 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000229254 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229254 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199211 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199211 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199211 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_476896907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | FR_BVRZ8L901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | FR_69351T106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199211 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199211 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199211 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199211 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000199211 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199211 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199211 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199211 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199211 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | Tanzania
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199212 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199212 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199212 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_476896907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | FR_BVRZ8L901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | FR_69351T106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199212 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199212 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199212 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199212 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000199212 | France
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000199212 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000199212 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199212 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199212 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | Tanzania
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076084 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076084 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076084 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076084 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076084 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076084 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076084 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076084 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076084 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076084 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076084 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076084 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000076084 | BB
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000076084 | B
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076084 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076084 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000076084 | N/R
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000076084 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075913 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075913 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075913 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075913 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075913 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075913 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075913 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075913 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075913 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075913 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075913 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000075913 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000075913 | BB
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000075913 | B
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000075913 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075913 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000075913 | N/R
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075913 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076087 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076087 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076087 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076087 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076087 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076087 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076087 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076087 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076087 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076087 | FR_50203UAA1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076087 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076087 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000076087 | BB
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000076087 | B
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076087 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076087 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000076087 | N/R
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000076087 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076092 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076092 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076092 | FR_BD0YVN903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076092 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076092 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076092 | FR_037184900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076092 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076092 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076092 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076092 | FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076092 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000076092 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076092 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000076092 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076092 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076092 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076092 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000076092 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076092 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076092 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000076092 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076092 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076092 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076092 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076089 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076089 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076089 | FR_BD0YVN903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076089 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076089 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076089 | FR_037184900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076089 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076089 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076089 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076089 | FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076089 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000076089 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076089 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000076089 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076089 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076089 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000076089 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000076089 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076089 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076089 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076089 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076090 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076090 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076090 | FR_BD0YVN903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076090 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076090 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076090 | FR_037184900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076090 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076090 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076090 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076090 | FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076090 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000076090 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076090 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000076090 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076090 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076090 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076090 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000076090 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076090 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076090 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000076090 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076090 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076090 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076090 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075914 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075914 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075914 | FR_BD0YVN903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075914 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075914 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075914 | FR_037184900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075914 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000075914 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075914 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075914 | FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075914 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075914 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075914 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075914 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075914 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075914 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000075914 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000075914 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075914 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075914 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000075914 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075914 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075914 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075914 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.10%